Not FDIC Insured May Lose Value No Bank Guarantee
39111-Q3PH

Schedule of Investments
(unaudited)
Putnam Emerging Markets Equity Fund 2
Notes to Schedule of Investments 6

Putnam Funds Trust
Schedule of Investments (unaudited), May 31, 2025
Putnam Emerging Markets Equity Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.0%
Aerospace & Defense 0.5%
Mazagon Dock Shipbuilders Ltd. ........................ India 49,516 $ 2,013,228
Automobiles 4.1%
BYD Co. Ltd. , H .................................... China 140,000 6,957,725
Kia Corp. ......................................... South Korea 55,520 3,590,640
Mahindra & Mahindra Ltd. ............................. India 209,844 7,308,619
17,856,984
Banks 18.8%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 2,264,994 11,823,593
Al Rajhi Bank ...................................... Saudi Arabia 422,284 10,242,974
Banco do Brasil SA .................................. Brazil 285,000 1,167,008
Bank Central Asia Tbk. PT ............................ Indonesia 12,092,400 6,976,015
Bank of China Ltd. , H ................................ China 22,519,000 13,047,661
CTBC Financial Holding Co. Ltd. ........................ Taiwan 3,511,000 4,739,572
Grupo Financiero Banorte SAB de CV , O .................. Mexico 744,243 6,579,084
a
Grupo Financiero Galicia SA , ADR ...................... Argentina 22,345 1,297,127
ICICI Bank Ltd. ..................................... India 1,053,694 17,872,253
KB Financial Group, Inc. .............................. South Korea 37,957 2,856,032
National Bank of Greece SA ........................... Greece 478,828 5,701,679
82,302,998
Broadline Retail 4.1%
Alibaba Group Holding Ltd. ............................ China 790,700 11,257,838
Alibaba Group Holding Ltd. , ADR ....................... China 14,634 1,665,934
a
MercadoLibre, Inc. .................................. Brazil 1,933 4,954,839
17,878,611
Capital Markets 1.1%
b
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 86,786 4,855,463
Communications Equipment 1.1%
Accton Technology Corp. .............................. Taiwan 201,000 4,904,733
Construction & Engineering 1.0%
Gamuda Bhd. ...................................... Malaysia 4,215,100 4,525,722
Construction Materials 1.0%
UltraTech Cement Ltd. ............................... India 32,403 4,251,001
Consumer Finance 0.4%
Bajaj Finance Ltd. ................................... India 17,974 1,931,076
Consumer Staples Distribution & Retail 1.4%
Shoprite Holdings Ltd. ................................ South Africa 385,942 6,272,038
Electronic Equipment, Instruments & Components 0.7%
Elite Material Co. Ltd. ................................ Taiwan 126,000 3,094,947
Entertainment 1.1%
a
Sea Ltd. , ADR ...................................... Singapore 29,703 4,763,470
Financial Services 1.3%
Meritz Financial Group, Inc. ............................ South Korea 68,680 5,551,276
Health Care Providers & Services 1.2%
Apollo Hospitals Enterprise Ltd. ......................... India 63,116 5,082,927
Hotels, Restaurants & Leisure 3.0%
a
Eternal Ltd. ........................................ India 446,756 1,244,342
Indian Hotels Co. Ltd. (The) , A .......................... India 651,821 5,872,089
a
MakeMyTrip Ltd. .................................... India 28,974 2,944,628

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Emerging Markets Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
a,b
Meituan Dianping , B , 144A , Reg S ...................... China 178,500 $ 3,087,096
13,148,155
Household Durables 0.6%
a
Amber Enterprises India Ltd. ........................... India 35,981 2,732,203
Household Products 0.4%
Unilever Indonesia Tbk. PT ............................ Indonesia 17,678,800 1,873,282
Independent Power and Renewable Electricity Producers 1.5%
NTPC Ltd. ......................................... India 1,636,330 6,392,486
Insurance 1.5%
PICC Property & Casualty Co. Ltd. , H .................... China 3,386,000 6,433,788
Interactive Media & Services 8.9%
NAVER Corp. ...................................... South Korea 18,379 2,490,509
Tencent Holdings Ltd. ................................ China 574,800 36,236,918
38,727,427
IT Services 1.7%
Tata Consultancy Services Ltd. ......................... India 184,148 7,456,096
Machinery 1.6%
a
HD Hyundai Heavy Industries Co. Ltd. .................... South Korea 14,724 4,311,343
Hyundai Rotem Co. Ltd. .............................. South Korea 24,139 2,555,037
6,866,380
Metals & Mining 1.8%
Anglogold Ashanti plc ................................ United Kingdom 41,618 1,799,282
Zijin Mining Group Co. Ltd. , H .......................... China 2,790,000 6,201,796
8,001,078
Oil, Gas & Consumable Fuels 1.9%
PetroChina Co. Ltd. , H ............................... China 10,278,000 8,601,594
Pharmaceuticals 0.5%
Sun Pharmaceutical Industries Ltd. ...................... India 121,628 2,387,786
Professional Services 0.5%
Benefit Systems SA ................................. Poland 2,463 2,028,549
Real Estate Management & Development 1.2%
Emaar Properties PJSC .............................. United Arab
Emirates 1,482,078 5,307,254
Semiconductors & Semiconductor Equipment 14.2%
MediaTek, Inc. ..................................... Taiwan 200,000 8,211,725
SK Hynix, Inc. ...................................... South Korea 44,972 6,633,870
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 1,474,889 47,040,169
61,885,764
Specialty Retail 0.7%
JUMBO SA ........................................ Greece 91,605 2,976,849
Technology Hardware, Storage & Peripherals 3.6%
Asia Vital Components Co. Ltd. ......................... Taiwan 79,000 1,585,910
Samsung Electronics Co. Ltd. .......................... South Korea 151,815 6,160,304
a,b
Xiaomi Corp. , B , 144A , Reg S .......................... China 1,231,000 7,923,961
15,670,175
Textiles, Apparel & Luxury Goods 0.7%
PRADA SpA ....................................... Italy 441,200 2,877,257

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Emerging Markets Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Transportation Infrastructure 1.5%
International Container Terminal Services, Inc. .............. Philippines 899,800 $ 6,604,824
Water Utilities 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 236,100 4,845,427
Wireless Telecommunication Services 6.3%
Bharti Airtel Ltd. .................................... India 442,485 9,612,748
Etihad Etisalat Co. .................................. Saudi Arabia 346,469 5,504,125
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 1,455,000 4,178,120
TIM SA ........................................... Brazil 2,443,300 8,325,888
27,620,881
Total Common Stocks (Cost $ 323,423,509 ) ...................................
397,721,729
Management Investment Companies 6.0%
Capital Markets 6.0%
c
iShares Core MSCI Emerging Markets ETF ................ United States 293,954 16,664,252
Xtrackers Harvest CSI 300 China A-Shares ETF ............ United States 364,892 9,611,256
26,275,508
Total Management Investment Companies (Cost $ 26,933,347 ) ..................
26,275,508
Preferred Stocks 1.2%
Banks 1.2%
d
Itau Unibanco Holding SA , 10 .68% ...................... Brazil 760,700 4,978,232
Total Preferred Stocks (Cost $ 5,038,759 ) .....................................
4,978,232
Total Long Term Investments (Cost $ 355,395,615 ) .............................
428,975,469
a
Short Term Investments 4.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.3%
e,f
Putnam Short Term Investment Fund, Class P , 4.555% ....... United States 10,293,745 10,293,745
Total Money Market Funds (Cost $ 10,293,745 ) ................................
10,293,745
Investments from Cash Collateral Received for
Loaned Securities 2.6%
Money Market Funds 2.6%
e,f
Putnam Cash Collateral Pool, LLC , 4.599% ................ United States 11,286,439 11,286,439
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 11,286,439 ) .........................................................
11,286,439
Total Short Term Investments (Cost $ 21,580,184 ) ..............................
21,580,184
a
Total Investments (Cost $ 376,975,799 ) 103.1% ................................
$450,555,653
Other Assets, less Liabilities (3.1) % .........................................
(13,658,025)
Net Assets 100.0% .........................................................
$436,897,628
a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Emerging Markets Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 9 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $15,866,520, representing 3.6% of net assets.
c
A portion or all of the security is on loan at May 31, 2025.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of sixteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Emerging Markets Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $11,916,582 $157,483,314 $(159,106,151) $— $— $10,293,745 10,293,745 $439,707
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.599% ............. $6,220,095 $170,863,756 $(165,797,412) $— $— $11,286,439 11,286,439 $268,152
Total Affiliated Securities ... $18,136,677 $328,347,070 $(324,903,563) $— $— $21,580,184 $707,859
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Emerging Markets Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 2,013,228 $ — $ 2,013,228
Automobiles .......................... — 17,856,984 — 17,856,984
Banks ............................... 9,043,219 73,259,779 — 82,302,998
Broadline Retail ....................... 6,620,773 11,257,838 — 17,878,611
Capital Markets ........................ — 4,855,463 — 4,855,463
Communications Equipment .............. — 4,904,733 — 4,904,733
Construction & Engineering ............... — 4,525,722 — 4,525,722
Construction Materials .................. — 4,251,001 — 4,251,001
Consumer Finance ..................... — 1,931,076 — 1,931,076
Consumer Staples Distribution & Retail ...... — 6,272,038 — 6,272,038
Electronic Equipment, Instruments &
Components ........................ — 3,094,947 — 3,094,947
Entertainment ......................... 4,763,470 — — 4,763,470
Financial Services ...................... — 5,551,276 — 5,551,276
Health Care Providers & Services .......... — 5,082,927 — 5,082,927
Hotels, Restaurants & Leisure ............. 2,944,628 10,203,527 — 13,148,155
Household Durables .................... — 2,732,203 — 2,732,203
Household Products .................... — 1,873,282 — 1,873,282
Independent Power and Renewable Electricity
Producers .......................... — 6,392,486 — 6,392,486
Insurance ............................ — 6,433,788 — 6,433,788
Interactive Media & Services .............. — 38,727,427 — 38,727,427
IT Services ........................... — 7,456,096 — 7,456,096
Machinery ............................ — 6,866,380 — 6,866,380
Metals & Mining ....................... — 8,001,078 — 8,001,078
Oil, Gas & Consumable Fuels ............. — 8,601,594 — 8,601,594
Pharmaceuticals ....................... — 2,387,786 — 2,387,786
Professional Services ................... — 2,028,549 — 2,028,549
Real Estate Management & Development .... — 5,307,254 — 5,307,254
Semiconductors & Semiconductor Equipment . — 61,885,764 — 61,885,764
Specialty Retail ........................ 2,976,849 — — 2,976,849
Technology Hardware, Storage & Peripherals . — 15,670,175 — 15,670,175
Textiles, Apparel & Luxury Goods .......... — 2,877,257 — 2,877,257
Transportation Infrastructure .............. — 6,604,824 — 6,604,824
Water Utilities ......................... 4,845,427 — — 4,845,427
Wireless Telecommunication Services ....... 13,830,013 13,790,868 — 27,620,881
Management Investment Companies ......... 26,275,508 — — 26,275,508
Preferred Stocks ......................... 4,978,232 — — 4,978,232
Short Term Investments ................... 21,580,184 — — 21,580,184
Total Investments in Securities ........... $97,858,303 $352,697,350
a
$— $450,555,653
a
Includes foreign securities valued at $352,697,350, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
PJSC
Public Joint Stock Company
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.